Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments (Detail) $ in Thousands				1 Months Ended		12 Months Ended
	Oct. 19, 2023 CLP ($)	Dec. 15, 2022 CLP ($)	Aug. 20, 2019 CLP ($)	Dec. 31, 2023 CLP ($)	Oct. 31, 2020 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)
Disclosure Of Other Provisions [Line Items]
Provision amount		$ 932,432,000
Outstanding balance				$ 87,211,501,000		$ 384,991,764,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages					$ 72,558,025,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue Subsidiary [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages					$ 12,431,395,000
Tort Liability lawsuit [Member] | Enel Green Power Chile Group | Compaa Minera Arbiodo Limitada and Ingenieros y Asesores Limitada
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages				346,067,011,000
Enel Green Power Chile [Member] | Breach of Contract [Member] | Global Energy Services Siemsa S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages	$ 14,884,256,000
Enel Green Power Chile [Member] | Breach of Contract [Member] | Aldesa Chile SpA [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages		$ 19,448,233,000
Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages			$ 38,160,000,000
Enel Generacion Chile [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio						1.85%
Energy purchase commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments				$ 15,383,584,129		$ 20,329,101,105
Credit Agreement One [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit							$ 150,000
Debt past due, threshold							150,000
Debt past due threshold, principal individually							150,000
Bonds outstanding							0
Delinquent debts							150,000
Credit Agreement One [Member] | Enel Distribucion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Delinquent debts							0
Credit Agreement One [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Delinquent debts							0
Credit Agreement Two [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit							150,000
Debt past due, threshold							150,000
Debt past due threshold, principal individually							150,000
Bonds outstanding							0
Delinquent debts							150,000
Credit Agreement Three [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Delinquent debts							0
Yankee Bonds [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit							150,000
Debt past due, threshold							150,000
Debt past due threshold, principal individually							150,000
Bonds outstanding							0
Delinquent debts							150,000
Yankee Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit							30,000
Debt past due threshold, principal individually							30,000
Delinquent debts							30,000
Outstanding balance							0
Series H And M Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit							50,000
Debt past due threshold, principal individually							50,000
Delinquent debts							50,000
Outstanding balance							0
Financial debt to capitalization ratio, maximum						0.64%
Minimum equity requirement						$ 761,661,000,000
Equity						$ 2,725,132,000,000
Financial expense coverage ratio						19.37%
Series H Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position							206,670
Series H Bonds [Member] | Enel Generacion Chile [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position							$ 500,000